Quarterly Report
July 31, 2021
MFS®  Commodity
Strategy Fund
CMS-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 63.4%
Aerospace & Defense – 1.1%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,524,000
Boeing Co., 1.167%, 2/04/2023	1,968,000	1,974,675
Boeing Co., 1.433%, 2/04/2024	3,936,000	3,946,442
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,556,012
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	100,533
		$10,101,662
Asset-Backed & Securitized – 12.6%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$253,062
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	690,829
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.243% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,111,161
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	375,852
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	153,788
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.46% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	612,744
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.71% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	301,506
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.06% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	248,955
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.475% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,151,877
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,726,177
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,362,115
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.034% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	576,562
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.643% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	633,082	630,942
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.093% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	129,905	129,905
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.443% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,180,449
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,634,466
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.459% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,360,019	1,359,208
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,710,692
Bank, 2021-BN35, “XA”, 1.16%, 7/15/2031 (i)	6,163,023	509,873
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.766%, 12/15/2051 (i)(n)	19,511,226	931,887
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	7,423,471	750,168
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.643%, 2/15/2054 (i)	11,490,096	1,439,434
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.278%, 2/15/2054 (i)	12,629,322	1,198,694
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	14,603,891	1,451,988
BPCRE Holder LLC, 2021-FL1, “C”, FLR, 1.991% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	286,000	286,085
BPCRE Holder LLC, FLR, 1.641% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,053,500	1,053,833
BSPRT Issuer Ltd., 2018-FL4, “A”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,810,728
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.143% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	485,702
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	428,045	437,436
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	469,357	472,454
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	95,808	97,273
BXMT Ltd., 2020-FL2, “B”, FLR, 1.56% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,491,066
BXMT Ltd., 2020-FL2, “A”, FLR, 1.06% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	2,317,500	2,316,049
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,601,208
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	567,723	584,551
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.282%, 5/10/2050 (i)	11,755,082	601,890
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	378,978	387,466
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	119,955	122,849
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.646%, 11/15/2062 (i)	9,108,078	436,547
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.337%, 2/15/2054 (i)	11,142,500	1,150,531
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.784%, 4/15/2054 (i)	10,582,587	634,677
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	11,413,354	895,578
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	452,301
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	250,771
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	312,724
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	250,971
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,250,965
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.346% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,600,434	1,600,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	$419,380	$420,121
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	355,600	357,635
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 1.733% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,946,288
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,205,000	2,227,156
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	307,962	309,300
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	518,520
Flagship CLO, 2014-8A, “BRR”, FLR, 1.526% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	960,550	961,658
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,193,231
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	918,265
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	259,563	260,866
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	641,783
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	471,298
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.213% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	352,281	352,393
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.029%, 5/10/2050 (i)	10,851,423	571,644
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.114%, 8/10/2050 (i)	11,288,959	574,235
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	8,655,073	745,446
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.039% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	954,491
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.939% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,560,539	1,562,983
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.993% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,049,153	3,054,997
JPMorgan Chase Commercial Mortgage Securities Corp., 1.043%, 9/15/2050 (i)	12,767,058	589,626
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.091% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,178,606
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,731,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.643% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	574,115
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.143% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	816,303	816,303
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.463% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,897,200	1,895,419
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.843% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,753,049
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.093% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	741,230
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,184,870
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.333% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,587,900
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.576% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,019,338
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	249,638	249,794
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.562% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,316,821
MF1 Ltd., 2020-FL3, “B”, FLR, 3.909% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	205,000	209,744
MF1 Ltd., 2020-FL3, “C”, FLR, 4.659% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	301,430
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.909% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,481,139
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,340,428	1,356,167
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.268%, 5/15/2050 (i)	9,878,514	553,149
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.344%, 6/15/2050 (i)	4,266,130	241,881
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.856%, 12/15/2051 (i)	16,285,485	854,920
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	9,521,640	932,878
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	8,843,925	787,220
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	3,092,992
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.039% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	392,711
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.439% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	361,324
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.239% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	297,000	300,022
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,047,971
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 1.425% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,214,025
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,831,938
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	36,080	36,191
PFP III Ltd., 2021-7, “B”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,470	603,414
PFP III Ltd., 2021-7, “C”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	191,241
PFS Financing Corp., 2019-B, “A”, FLR, 0.643% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,972,573
Progress Residential Trust, 2021-SFR1, “B”, 1.303%, 4/17/2038 (n)	248,000	245,327
Progress Residential Trust, 2021-SFR1, “C”, 1.555%, 4/17/2038 (n)	186,000	185,244
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	176,426	178,917
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	226,492	230,136
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.028% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	704,890
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.193% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	280,982	280,982
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.889% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	2,295,000	2,298,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.484% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	$681,356	$681,355
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.934% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,196,408
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.541% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,914,000
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,306,224
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.941% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	1,957,500	1,959,336
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.002%, 11/15/2050 (i)	7,841,870	338,708
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.987%, 12/15/2051 (i)	7,923,541	471,084
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	267,563	268,139
		$112,179,113
Automotive – 2.4%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$1,674,000	$1,678,548
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,243,764
General Motors Financial Co., 1.7%, 8/18/2023	2,471,000	2,521,310
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,273,950
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,467,157
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	741,376
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,504,094
Hyundai Capital America, 0.8%, 1/08/2024 (n)	274,000	272,885
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,695,035
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	977,000	987,073
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	611,681
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	261,792
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,078,000	1,141,914
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,254,000	2,439,880
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,559,000	1,564,196
		$21,404,655
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,950,000	$1,964,426
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,674,000	3,772,215
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,200,515
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	609,183
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,974,000	1,977,076
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	255,970
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	3,942,000	3,916,098
		$13,695,483
Business Services – 0.7%
Equinix, Inc., 1.25%, 7/15/2025	$625,000	$629,242
Global Payments, Inc., 1.2%, 3/01/2026	2,275,000	2,273,126
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,578,251
Western Union Co., 1.35%, 3/15/2026	2,078,000	2,078,904
		$6,559,523
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,416,000	$2,522,016
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,285,000	$1,394,330
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	471,000	554,221
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	253,049
		$2,201,600
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$441,000	$448,450
VMware, Inc., 1%, 8/15/2024	1,651,000	1,656,279
VMware, Inc., 1.4%, 8/15/2026	1,277,000	1,281,375
		$3,386,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.6%
Carrier Global Corp., 2.242%, 2/15/2025	$2,283,000	$2,389,286
Roper Technologies, Inc., 2.8%, 12/15/2021	640,000	644,770
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,510,016
		$5,544,072
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$2,251,455
Containers – 0.4%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$693,000	$693,866
Berry Global, Inc., 1.65%, 1/15/2027 (n)	3,191,000	3,194,255
		$3,888,121
Electronics – 0.6%
Broadcom, Inc., 4.7%, 4/15/2025	$690,000	$775,247
Broadcom, Inc., 3.15%, 11/15/2025	625,000	672,077
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	2,971,000	2,966,931
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,208,000	1,212,506
		$5,626,761
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,788,055
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	796,000	795,204
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	930,450
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,613,000	1,622,526
		$5,136,235
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,680,455
Energy - Independent – 0.5%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$1,784,000	$1,783,519
Pioneer Natural Resources Co., 0.55%, 5/15/2023	419,000	419,509
Pioneer Natural Resources Co., 0.75%, 1/15/2024	2,417,000	2,417,616
		$4,620,644
Energy - Integrated – 0.6%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,307,000	$1,491,159
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,839,147
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	1,003,923
Husky Energy, Inc., 3.95%, 4/15/2022	782,000	793,680
		$5,127,909
Financial Institutions – 1.4%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,964,000	$2,136,331
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,393,000	1,462,293
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,435,000	1,679,853
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	201,000	204,900
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,208,367
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	1,135,581
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,801,000	2,814,027
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	858,000	937,979
Century Housing Corp., 3.995%, 11/01/2021	691,000	694,323
		$12,273,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.6%
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,510,000	$1,606,115
Mondelez International, Inc., 0.625%, 7/01/2022	3,400,000	3,413,550
		$5,019,665
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$3,173,000	$3,174,755
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	2,380,000	2,380,435
		$5,555,190
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$1,373,632
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,482,747
Marriott International, Inc., 2.3%, 1/15/2022	2,151,000	2,164,548
Marriott International, Inc., 3.75%, 10/01/2025	509,000	552,360
Sands China Ltd., 3.8%, 1/08/2026	1,030,000	1,106,941
		$6,680,228
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$101,000	$103,265
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	115,583
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	96,000	96,339
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	123,000	126,683
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	157,522
		$599,392
Insurance – 0.6%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$1,535,057
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,687,142
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,404,000	2,401,831
		$5,624,030
Insurance - Property & Casualty – 0.3%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,221,908
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,383,000	1,397,067
		$2,618,975
International Market Quasi-Sovereign – 0.2%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,010,000	$2,014,100
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,361,856
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,088,525
CNH Industrial Capital LLC, 1.875%, 1/15/2026	497,000	509,984
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,154,214
		$3,752,723
Major Banks – 8.4%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$1,732,799
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,665,000	4,768,584
Barclays PLC, 1.007%, 12/10/2024	781,000	784,037
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	805,236
Credit Agricole, “A”, FLR, 1.549% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	754,491
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,088,344
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	435,435
Deutsche Bank AG, 0.898%, 5/28/2024	844,000	843,139
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	3,640,000	3,669,349
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	1,418,000	1,408,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	$2,383,000	$2,425,419
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	990,097
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	928,000	958,131
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	1,060,000	1,066,300
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,893,307
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,255,344
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,506,000	1,601,998
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	1,903,000	1,884,141
KeyBank N.A., 3.3%, 2/01/2022	772,000	784,008
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,051,487
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	3,125,000	3,138,787
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	2,237,000	2,250,373
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,700,000	2,715,693
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,485,000	2,557,131
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,549,000	2,770,253
Royal Bank of Canada, 0.5%, 10/26/2023	3,500,000	3,508,143
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,387,253
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	2,411,000	2,408,424
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	816,323
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	483,000	491,255
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	250,000	268,022
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	800,169
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,904,887
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,534,000	1,541,425
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,603,000	1,602,691
Toronto-Dominion Bank, 0.75%, 1/06/2026	1,122,000	1,114,800
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,669,223
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,480,869
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,330,153
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,139,667
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	3,032,419
		$75,128,279
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$730,000	$744,521
HCA, Inc., 5%, 3/15/2024	2,522,000	2,790,033
		$3,534,554
Metals & Mining – 1.1%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$809,000	$874,921
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	729,000	738,419
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	626,515
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,379,667
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	791,000	868,561
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	3,000,000	3,046,863
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,875,000	1,889,362
		$9,424,308
Midstream – 1.0%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$788,000	$831,198
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,624,000	1,657,411
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,505,840
MPLX LP, 3.375%, 3/15/2023	471,000	491,767
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	792,905
Western Midstream Operating LP, 4.35%, 2/01/2025	1,209,000	1,266,427
Western Midstream Operating LP, FLR, 2.228% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,717,628
		$9,263,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.7%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$85,904	$90,148
Fannie Mae, 3%, 12/01/2031	371,830	395,746
Fannie Mae, 2%, 5/25/2044	572,582	578,870
Freddie Mac, 1.016%, 4/25/2024 (i)	109,693	1,996
Freddie Mac, 4%, 7/01/2025	88,086	93,591
Freddie Mac, 1.699%, 4/25/2030 (i)	6,411,428	768,706
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	3,235,095	3,476,132
Freddie Mac, 2%, 7/15/2042	602,186	622,793
		$6,027,982
Municipals – 1.9%
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$255,000	$257,728
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	305,000	309,784
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	3,045,000	3,050,887
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	430,000	439,795
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,066,319
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	115,000	117,592
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	320,000	331,160
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	250,000	260,851
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	315,000	332,044
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,763,315
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,058,000	3,035,678
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	466,925
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	490,390
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	470,806
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,635,000	1,658,078
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	705,492
		$16,756,844
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$2,491,000	$2,491,705
Network & Telecom – 0.6%
AT&T, Inc., 0.9%, 3/25/2024	$4,742,000	$4,755,087
Verizon Communications, Inc., 0.75%, 3/22/2024	930,000	934,213
		$5,689,300
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$152,000	$168,474
Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,684,000	$1,829,663
Valero Energy Corp., 1.2%, 3/15/2024	1,400,000	1,412,057
Valero Energy Corp., 3.4%, 9/15/2026	748,000	812,452
		$4,054,172
Other Banks & Diversified Financials – 2.5%
American Express Co., 3.7%, 11/05/2021	$1,307,000	$1,314,785
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	3,117,000	3,117,832
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,597,865
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,185,868
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,276,771
Groupe BPCE S.A., FLR, 1.359% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,217,161
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	2,132,000	2,128,111
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,332,957
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,723,000	1,730,926
National Bank of Canada, 0.55%, 11/15/2024	1,562,000	1,559,461
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,919,244
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	2,511,000	2,524,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS AG, 1.75%, 4/21/2022 (n)	$395,000	$398,922
		$22,304,216
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$223,000	$237,234
Pharmaceuticals – 0.9%
AbbVie, Inc., 2.15%, 11/19/2021	$1,193,000	$1,199,960
AbbVie, Inc., 3.45%, 3/15/2022	2,322,000	2,354,722
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	2,468,000	2,476,736
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,763,000	1,773,281
		$7,804,699
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,172,000	$1,212,638
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,562,035
Kohl's Corp., 9.5%, 5/15/2025	2,962,000	3,796,450
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	324,000	324,810
		$5,683,295
Specialty Stores – 0.2%
Nordstrom, Inc., 2.3%, 4/08/2024	$928,000	$931,424
Ross Stores, Inc., 0.875%, 4/15/2026	1,034,000	1,021,004
		$1,952,428
State & Local Agencies – 0.2%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$785,000	$792,181
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	555,000	566,108
		$1,358,289
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 2.25%, 1/15/2022	$1,525,000	$1,538,193
Crown Castle International Corp., 3.15%, 7/15/2023	680,000	713,351
Crown Castle International Corp., 1.35%, 7/15/2025	546,000	552,254
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,676,000	2,906,082
		$5,709,880
Tobacco – 0.5%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,631,000	$1,732,918
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	773,679
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,008,574	1,053,901
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	816,745
		$4,377,243
Transportation - Services – 0.9%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$5,491,000	$5,584,751
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,135,128
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	830,174
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	844,001
		$8,394,054
U.S. Treasury Obligations – 11.1%
U.S. Treasury Notes, 2.625%, 12/15/2021 (f)	$27,750,000	$28,013,408
U.S. Treasury Notes, 1.875%, 4/30/2022	2,871,000	2,909,579
U.S. Treasury Notes, 0.125%, 6/30/2022	22,900,000	22,910,734
U.S. Treasury Notes, 0.125%, 10/15/2023	20,000,000	19,957,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 11/30/2024	$23,730,000	$24,580,016
		$98,371,550
Utilities - Electric Power – 2.5%
CenterPoint Energy, Inc., 1.45%, 6/01/2026	$1,715,000	$1,734,833
Emera U.S. Finance LP, 0.833%, 6/15/2024 (n)	1,181,000	1,177,798
FirstEnergy Corp., 4.75%, 3/15/2023	1,635,000	1,720,837
FirstEnergy Corp., 2.05%, 3/01/2025	1,344,000	1,367,520
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	813,681
Florida Power & Light Co., FLR, 0.511% (LIBOR - 3mo. + 0.38%), 7/28/2023	3,100,000	3,100,140
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,062,000	2,065,488
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	1,411,000	1,435,618
NextEra Energy, Inc., 0.65%, 3/01/2023	1,950,000	1,957,024
Pacific Gas & Electric Co., 1.75%, 6/16/2022	714,000	713,020
Pacific Gas & Electric Co., 1.367%, 3/10/2023	764,000	763,431
Pacific Gas & Electric Co., 3%, 6/15/2028	592,000	592,413
Pacific Gas & Electric Co., FLR, 1.53% (LIBOR - 3mo. + 1.375%), 11/15/2021	3,118,000	3,121,331
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	750,000	753,605
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,138,000	1,144,241
		$22,460,980
Total Bonds		$564,830,921
Investment Companies (h) – 18.2%
Money Market Funds – 18.2%
MFS Institutional Money Market Portfolio, 0.03% (v)	162,064,894	$162,064,894
Short-Term Obligations (s)(y) – 8.9%
Federal Farm Credit Bank, 0.01%, due 8/02/2021	$1,379,000	$1,379,000
Federal Home Loan Bank, 0.01%, due 8/02/2021	77,731,000	77,731,000
Total Short-Term Obligations		$79,110,000

Other Assets, Less Liabilities – 9.5%		84,528,440
Net Assets – 100.0%		$890,534,255
(f)	All or a portion of the security has been segregated as collateral for cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $162,064,894 and $643,940,921, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $215,062,420, representing 24.1% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.909% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$205,000	$209,744
MF1 Ltd., 2020-FL3, “C”, FLR, 4.659% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	293,000	301,430
Total Restricted Securities			$511,174
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:

Portfolio of Investments (unaudited) – continued
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/21
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/19/21	USD	22,400,000	centrally cleared	1.57%/Semi-annually	1.73% FLR (1-Month LIBOR)/Monthly	$46,011	$—	$46,011
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
12/09/21	USD	8,144,957 (Short)	Citibank N.A.	3 month T-Bill + 0.04%	BCOMCLTR (floating rate)	$610	$—	$610
2/11/22	USD	9,929,054 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	726	—	726
2/11/22	USD	10,624,890 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	BCOMPBTR (floating rate)	665	—	665
3/11/22	USD	10,202,120 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	813	—	813

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Total Return Swaps − continued
4/20/22	USD	8,632,945 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKWT (floating rate)	$696	$—	$696
5/27/22	USD	12,153,204 (Short)	Morgan Stanley	3 month T-Bill + 0.02%	BCOMNITR (floating rate)	653	—	653
8/31/22	USD	7,087,178 (Short)	Merrill Lynch International	3 month T-Bill + 0.03%	BCOMSITR (floating rate)	109	—	109
						$4,272	$—	$4,272
Liability Derivatives
Total Return Swaps
8/31/21	USD	11,237,277 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	$(1,822)	$—	$(1,822)
9/17/21	USD	113,032,257 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(16,428)	—	(16,428)
9/28/21	USD	14,712,165 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,663)	—	(1,663)
10/29/21	USD	42,581,125 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(6,189)	—	(6,189)
10/29/21	USD	23,407,106 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,825)	—	(2,825)
10/29/21	USD	67,965,832 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(7,682)	—	(7,682)
10/29/21	USD	24,467,305 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	(3,160)	—	(3,160)
10/29/21	USD	67,965,832 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(7,682)	—	(7,682)
12/09/21	USD	7,543,924 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.08%	(883)	—	(883)
1/28/22	USD	18,766,215 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(2,121)	—	(2,121)
2/18/22	USD	21,837,437 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,636)	—	(2,636)
2/18/22	USD	7,216,662 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(816)	—	(816)
3/11/22	USD	23,884,574 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,887)	—	(2,887)
3/11/22	USD	25,078,803 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,030)	—	(3,030)
4/20/22	USD	17,151,572 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(688)	—	(688)
4/28/22	USD	33,680,206 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(3,807)	—	(3,807)
4/28/22	USD	5,902,830 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(711)	—	(711)
4/28/22	USD	10,591,265 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(1,626)	—	(1,626)
5/27/22	USD	10,428,742 (Long)	Merrill Lynch International	BCOMLHTR (floating rate)	3 month T-Bill + 0.075%	(1,059)	—	(1,059)
5/27/22	USD	82,359,242 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(9,952)	—	(9,952)
5/27/22	USD	14,124,987 (Long)	Merrill Lynch International	BCOMSMT (floating rate)	3 month T-Bill + 0.06%	(1,257)	—	(1,257)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
6/17/22	USD	31,862,725 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	$(3,849)	$—	$(3,849)
6/17/22	USD	31,862,724 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,849)	—	(3,849)
6/17/22	USD	31,862,724 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.10%	(3,849)	—	(3,849)
6/17/22	USD	29,485,719 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(2,857)	—	(2,857)
8/26/22	USD	114,725,976 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(10,494)	—	(10,494)
8/26/22	USD	6,012,339 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.12%	(84)	—	(84)
8/31/22	USD	22,152,181 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(631)	—	(631)
8/31/22	USD	19,116,644 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(656)	—	(656)
8/31/22	USD	15,091,723 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.08%	(374)	—	(374)
8/31/22	USD	11,620,181 (Long)	Merrill Lynch International	BCOMNGTR (floating rate)	3 month T-Bill + 0.06%	(249)	—	(249)
						$(105,816)	$—	$(105,816)
At July 31, 2021, the fund had cash collateral of $75,089,421 and other liquid securities with an aggregate value of $13,124 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $113,032,257*	Notional Amount: $42,581,125*	Notional Amount: $10,591,265*	Notional Amount: $114,725,976*	Notional Amount: $19,116,644*
Long Futures Contracts
Aluminum- Sept 2021	3.9%	$4,408,258	$1,660,664	$413,059	$4,474,313	$745,549
Aluminum- Nov 2021	1.4%	1,582,452	596,136	148,278	1,606,164	267,633
Brent- Nov 2021	3.8%	4,295,226	1,618,083	402,468	4,359,587	726,432
Coffee- Sept 2021	2.6%	2,938,839	1,107,109	275,373	2,982,875	497,033
Coffee- Dec 2021	7.1%	8,025,290	3,023,260	751,980	8,145,544	1,357,282
Copper Comex- Sept 2021	7.9%	8,929,548	3,363,909	836,710	9,063,352	1,510,215
Copper Comex- Dec 2021	1.4%	1,582,452	596,136	148,278	1,606,164	267,633
Corn- Sept 2021	11.7%	13,224,774	4,981,992	1,239,178	13,422,939	2,236,647
Corn- Dec 2021	1.5%	1,695,484	638,717	158,869	1,720,890	286,750
Cotton- Dec 2021	4.0%	4,521,290	1,703,245	423,651	4,589,039	764,666
Gasoil- Sept 2021	0.7%	791,226	298,068	74,139	803,082	133,817
Gasoil- Nov 2021	1.8%	2,034,581	766,460	190,643	2,065,068	344,099
Gasoline RBOB- Sept 2021	0.9%	1,017,290	383,230	95,321	1,032,534	172,050
Gasoline RBOB- Nov 2021	2.5%	2,825,806	1,064,528	264,782	2,868,149	477,916
Gold- Dec 2021	0.4%	452,129	170,325	42,365	458,904	76,467
Heating Oil- Sept 2021	1.1%	1,243,355	468,392	116,504	1,261,986	210,283
Heating Oil- Nov 2021	1.2%	1,356,387	510,974	127,095	1,376,712	229,399
Kansas Wheat- Sept 2021	3.3%	3,730,064	1,405,177	349,512	3,785,957	630,849
Kansas Wheat- Dec 2021	3.6%	4,069,161	1,532,921	381,286	4,130,135	688,199
Lean Hogs- Oct 2021	1.8%	2,034,581	766,460	190,643	2,065,068	344,099
Live Cattle- Oct 2021	0.7%	791,226	298,068	74,139	803,082	133,817
Natural Gas- Sept 2021	1.8%	2,034,581	766,460	190,643	2,065,068	344,099

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $113,032,257*	Notional Amount: $42,581,125*	Notional Amount: $10,591,265*	Notional Amount: $114,725,976*	Notional Amount: $19,116,644*
Natural Gas- Nov 2021	0.8%	904,258	340,649	84,730	917,808	152,933
Nickel- Sept 2021	2.1%	2,373,677	894,204	222,417	2,409,245	401,450
Nickel- Nov 2021	2.6%	2,938,839	1,107,109	275,373	2,982,875	497,033
Silver- Sept 2021	7.3%	8,251,355	3,108,422	773,162	8,374,996	1,395,515
Silver- Dec 2021	0.8%	904,258	340,649	84,730	917,808	152,933
Soybean Meal- Dec 2021	2.2%	2,486,710	936,785	233,008	2,523,971	420,566
Soybean Oil- Dec 2021	4.9%	5,538,581	2,086,475	518,972	5,621,573	936,716
Soybeans- Nov 2021	2.9%	3,277,935	1,234,853	307,147	3,327,053	554,383
Sugar- Oct 2021	0.9%	1,017,290	383,230	95,321	1,032,534	172,050
Wheat- Sept 2021	2.5%	2,825,806	1,064,528	264,782	2,868,149	477,916
Wheat- Dec 2021	2.5%	2,825,806	1,064,528	264,782	2,868,149	477,916
WTI- Sept 2021	0.7%	791,226	298,068	74,139	803,082	133,817
WTI- Nov 2021	2.0%	2,260,645	851,623	211,825	2,294,520	382,333
Zinc- Sept 2021	0.8%	904,258	340,648	84,730	917,808	152,933
Zinc- Nov 2021	1.9%	2,147,613	809,040	201,231	2,179,793	363,216
	100.0%	$113,032,257	$42,581,125	$10,591,265	$114,725,976	$19,116,644
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2021, the Subsidiary’s net assets were $164,860,809, which represented 18.5% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$98,371,550	$—	$98,371,550
Non - U.S. Sovereign Debt	—	8,830,790	—	8,830,790
Municipal Bonds	—	19,169,034	—	19,169,034
U.S. Corporate Bonds	—	190,362,576	—	190,362,576
Residential Mortgage-Backed Securities	—	12,031,024	—	12,031,024
Commercial Mortgage-Backed Securities	—	41,934,760	—	41,934,760
Asset-Backed Securities (including CDOs)	—	64,241,311	—	64,241,311
Foreign Bonds	—	129,889,876	—	129,889,876
Short-Term Securities	—	79,110,000	—	79,110,000
Mutual Funds	162,064,894	—	—	162,064,894
Total	$162,064,894	$643,940,921	$—	$806,005,815
Other Financial Instruments
Swap Agreements – Assets	$—	$50,283	$—	$50,283
Swap Agreements – Liabilities	—	(105,816)	—	(105,816)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,580	$423,305,365	$322,046,051	$—	$—	$162,064,894

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$46,670	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.